787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 11, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Credit Suisse Opportunity Funds

Securities Act File No. 33-92982

Investment Company Act File No. 811-9054

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses, dated February 29, 2012, as amended May 1, 2012, for the Credit Suisse Floating Rate High Income Fund (the “Fund”), a series of Credit Suisse Opportunity Funds. The purpose of the filing is to submit the 497(e) filing dated May 1, 2012 in XBRL for the Fund.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh